FAIR VALUE	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE	FAIR VALUE
The Group uses the fair value hierarchy discussed in note 2 for determining and disclosing the fair value of financial instruments by valuation techniques.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement of the asset or liability. The Group’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and the Group considers factors specific to the asset or liability.
In order to determine if a market is active or inactive for a security, the Group considers a number of factors, including, but not limited to, the spread between what a seller is asking for a security and what a buyer is bidding for the same security, the volume of trading activity for the security in question, the price of the security compared to its par value (for fixed maturity investments), and other factors that may be indicative of market activity.
During 2025, corporate and foreign governments bonds available-for-sale amounting to $126.3 million and $1.3 million, respectively, were transferred from Level 1 to Level 2 as at December 31, 2025. In addition, corporate bonds available-for-sale amounting to $98.4 million were transferred from Level 2 to Level 1 as at December 31, 2025. These transfers between levels 1 and 2 occur depending on the input that is significant to the fair value measurement of the financial assets.
There were no transfers into or out of Level 3 during the year ended December 31, 2025 and 2024.
Below is a summary of the assets and liabilities that are measured at fair value on a recurring basis and also represents the carrying amount on the Group’s consolidated balance sheets:

	December 31, 2025
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available-for-sale:
Foreign governments	$7,796	$27,874	$—	$35,670
Corporate bonds	490,475	538,122	—	1,028,597
Total	498,271	565,996	—	1,064,267

Equity securities	20,936	—	—	20,936
Other Investments	—	13,710	—	13,710
Fair value option:
Equity-method investments measured at fair value	—	—	2,408	2,408
	$519,207	$579,706	$2,408	$1,101,321

	December 31, 2024
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available-for-sale:
Foreign governments	$4,371	$21,014	$—	$25,385
Corporate bonds	435,735	540,983	—	976,718
Total	440,106	561,997	—	1,002,103

Equity securities	28,973	—	—	28,973
Other Investments	—	12,289	—	12,289
Fair Value option:
Equity-method investments measured at fair value	—	—	1,955	1,955
	$469,079	$574,286	$1,955	$1,045,320
Fixed Maturity securities available-for-sale
Fixed maturity securities available-for-sale included in Level 1 and Level 2 consist of the majority of the Group’s investments in corporate and non-US government securities. The Group’s fixed maturity securities available-for-sale are primarily priced using pricing services from pricing vendors. Generally, the pricing vendors provide pricing for a high volume of liquid securities that are actively traded. For securities that do not trade on an exchange, the pricing services generally utilize market data and other observable inputs in matrix pricing models to determine a reasonable fair value. Observable inputs include, but are not limited to, investment yields, credit risks and spreads, reported trades, bids, offers, and reference data and industry and economic events. As the significant inputs used in the pricing process are observable market inputs, the fair value of these securities is classified within Level 1 and Level 2.
Equity Securities and Other investments
The Group’s exchange traded equity securities are included in Level 1 as their fair values are based on quoted market prices in active markets. Other investments consist primarily of mutual funds that generally trade daily and as the fair values are based on observable market inputs. The fair values are included in Level 2 of the fair value hierarchy.
Equity-method investments measured at fair value
The Group accounts for its equity method investments using the fair value option.
The fair value of the Group’s investment was determined using the adjusted net asset value (“NAV”) approach. As significant inputs used in the valuation process are unobservable market inputs, the fair value of the investment is classified as Level 3. The unobservable inputs may cause significant increases or decreases in the fair value.
Derivative financial liabilities
The earnout shares were issued to Tiberius' former stockholders and IGI Dubai former shareholders were valued using a Monte Carlo simulation model. This approach takes into account the share price as at the valuation date, the threshold price for vesting, expected volatility, expected dividend yield, the risk-free rate, and the earnout period up to March 17, 2028. As the significant inputs used to price the earnout shares are unobservable, the fair values were classified as Level 3. The unobservable inputs and assumptions used in the valuation may cause significant increases or decreases in the fair value.
All the remaining earnout shares vested during the year 2025.
Level 3 Assets and Liabilities Measured at Fair Value
Below is a summary of quantitative information regarding the significant unobservable inputs (Level 3) used in determining the fair value of assets and liabilities measured at fair value on a recurring basis:

(Expressed in thousands of U.S. Dollars)
As at December 31, 2025	Fair Value (Level 3)	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	$2,408	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A

(Expressed in thousands of U.S. Dollars)
As at December 31, 2024	Fair Value (Level 3)	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	$1,955	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A
The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2025. 2024 and 2023:

(Expressed in thousands of U.S. Dollars)	Equity-method investments measured at fair value	Derivative financial liabilities (Earnout shares)	Equity Securities

Year Ended December 31, 2025
Balance at beginning of year	$1,955	$—	$—
Change in fair value included in earnings	453	—	—
Balance at end of year	$2,408	$—	$—
Year Ended December 31, 2024
Balance at beginning of year	$3,522	$(17,290)	$—
Change in fair value included in earnings	(1,567)	(4,928)	—
Vesting of earnout shares	—	22,218	—
Balance at end of year	$1,955	$—	$—
Year Ended December 31, 2023
Balance at beginning of year	$4,907	$(13,800)	$7,364
Change in fair value included in earnings	(1,385)	(20,970)	(374)
Vesting of earnout shares	—	17,480	—
Transfer in and/or out of Level 3	—	—	(6,990)
Balance at end of year	$3,522	$(17,290)	$—
There are no active markets for the equity-method investments measured at fair value.
Financial Instruments Disclosed, But Not Carried, At Fair Value:
The Company uses various financial instruments in the normal course of its business. The carrying values of cash and cash equivalents, term deposits, short-term investments, accrued investment income, certain other assets and other liabilities not included herein approximated their fair values.